UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [x] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    April 8, 2004

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    3,194       77,711 SH                20,000   0     0
Agilent Technologies COM             00846u 10 1      637       20,138 SH                 1,265   0     0
American InternationaCOM             026874 10 7    3,007       42,143 SH                18,069   0     0
Amgen Inc.           COM	       031162 10 0      736       12,650 SH                 3,050   0     0
Anheuser Busch       COM             035229 10 3    4,511       88,454 SH                24,200   0     0
Atrix Labs Inc       COM             04962L 10 1      255       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    2,951       70,261 SH                27,400   0     0
Bank of America Corp COM             060505 10 4      252        3,109 SH                   400   0     0
Baxter International COM             071813 10 9    2,932       94,902 SH                31,300   0     0
Becton Dickinson & CoCOM             075887 10 9    3,482	    71,833 SH                12,000   0     0
Bell South           COM             079860 10 2    1,648       59,531 SH                27,500   0     0
Berkshire Hathaway ClCOM             084670 20 7    1,515          487 SH                   285   0     0
Boeing               COM             097023 10 5    1,783       43,429 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    4,145       80,956 SH                23,982   0     0
Bristol Myers Squibb COM             110122 10 8    2,171       89,610 SH                27,600   0     0
Cadbury Schweppes PLCADR             127209 30 2    2,889       89,867 SH                27,700   0     0
Cardinal Health Inc. COM             14149y 10 8    2,287       33,191 SH                15,400   0     0
ChevronTexaco        COM             166764 10 0    2,599       29,603 SH                10,632   0     0
Cisco Systems        COM             17275R 10 2    2,909      123,418 SH                35,250   0     0
Citigroup            COM             172967 10 1    1,019       19,718 SH                16,550   0     0
Coca Cola Company    COM             191216 10 0    2,582       51,334 SH                20,800   0     0
Comcast Corp Spl Cl ACOM             200300 20 0    1,419       50,973 SH                19,500   0     0
Comcast Corp New Cl ACOM             20030N 20 0    1,198       41,611 SH                13,071   0     0
ConocoPhillips       COM             20825C 10 4    1,573       22,530 SH                10,400   0     0
Corning Inc          COM             219350 10 5      567       50,759 SH                   550   0     0
Costco Companies Inc.COM             22160Q 10 2    2,649       70,438 SH                24,394   0     0
Diebold Inc          COM             253651 10 3      229        6,775 SH                     0   0     0
Disney               COM             254687 10 6    1,976       79,074 SH                29,410   0     0
Dow Jones            COM             260561 10 5    1,265       26,404 SH                13,200   0     0
DuPont               COM             263534 10 9      738       17,473 SH                 5,177   0     0
EMC Corp             COM             268648 10 2    1,233       90,600 SH                62,500   0     0
Eli Lilly            COM             532457 10 8    4,500       67,263 SH                14,650   0     0
Emerson Electric     COM             291011 10 4    1,393       23,255 SH                 6,250   0     0
Exxon Mobil Corp     COM             30231G 10 2    2,712       65,218 SH                26,362   0     0
First Data Corp	   COM             319963 10 4      797       18,900 SH                 2,075   0     0
Gannett              COM             364730 10 1    3,551       40,285 SH                 6,400   0     0
General Electric     COM             369604 10 3    3,558      116,579 SH                45,450   0     0
General Mills	   COM             370334 10 4    1,797       38,500 SH                17,275   0     0
Golden West FinancialCOM             381317 10 6      605        5,400 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    3,362      147,183 SH                49,495   0     0
Home Depot Inc.      COM             437076 10 2    2,216       59,327 SH                25,650   0     0
Hubbell Inc Class A  CL  A           443510 10 2      571       14,675 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      462       11,509 SH                   420   0     0
Hutton Tele Trust                    447900 10 1        0       32,000 SH                     0   0     0
Intel Corp           COM             458140 10 0    5,544      203,816 SH                33,450   0     0
Intl Business MachineCOM             459200 10 1    6,357       69,217 SH                14,218   0     0
Jacobson Stores      COM             469834 10 5        1       69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    5,266      103,816 SH                33,247   0     0
Kroger Company       COM             501044 10 1      698       41,958 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      858       19,000 SH                     0   0     0
Liberty Media Gr     COM             001957 20 8    1,769      161,537 SH                67,400   0     0
Lucent Technologies  COM             549463 10 7      122       29,630 SH                   965   0     0
Masco Corp           COM             574599 10 6    3,182      104,520 SH                19,200   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    3,292       98,224 SH                27,200   0     0
McClatchy Newspapers CL  A           579489 10 5      778       10,950 SH                     0   0     0
Merck                COM             589331 10 7    2,097       47,450 SH                23,640   0     0
Microsoft Corp.      COM             594918 10 4    2,406       96,493 SH                41,600   0     0
Minnesota Mining     COM             604059 10 5    1,735       21,190 SH                 8,800   0     0
Motorola             COM             620076 10 9    2,562      145,566 SH                39,600   0     0
New York Times Class CL  A           650111 10 7    3,325       75,221 SH                21,300   0     0
Oracle Corp          COM             68389X 10 5      892       74,348 SH                55,000   0     0
Pepsico Inc          COM             713448 10 8    6,141      114,042 SH                26,600   0     0
Pfizer Inc           COM             717081 10 3   10,578      301,788 SH                69,130   0     0
Procter & Gamble     COM             742718 10 9    3,519       33,550 SH                 6,650   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4    1,057       22,208 SH                14,600   0     0
S B C Communications COM             78387G 10 3    2,673      108,940 SH                34,000   0     0
Schlumberger         COM             806857 10 8    3,042       47,640 SH                15,400   0     0
Servicemaster        COM             81760N 10 9      217       18,095 SH                     0   0     0
Snap On Tools        COM             833034 10 1      947       29,272 SH                     0   0     0
Target Corporation   COM             87612e 10 6    4,099       91,000 SH                24,225   0     0
Time Warner Inc.     COM             887317 10 5    1,278       75,808 SH                16,625   0     0
Tribune Co           COM             896047 10 7    2,591       51,369 SH                19,100   0     0
Tribune / AOL        PFD CV 2%       896047 30 5    1,611       18,410 SH                11,150   0     0
U S T Inc            COM             902911 10 6      620       17,175 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8    1,641       27,430 SH                11,550   0     0
United Parcel ServiceCOM		 911312 10 6    2,303       32,970 SH 		      6,325   0     0
Unocal               COM             915289 10 2      291        7,808 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    3,321       90,900 SH                30,004   0     0
Vodafone Airtouch ADRADR             92857T 10 7    2,550      106,686 SH                22,975   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,561       26,150 SH                 1,300   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,548       44,966 SH                 7,900   0     0
Wyeth                COM		 983024 10 0    3,784  	   100,760 SH  	 	     28,800   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2      517      400,000 PRN                    0   0     0
Loews Corp 3.125% 07 CONV            540424 AL 2      844      855,000 PRN                  250   0     0